N-6	May 23, 2023
Prospectus:
Document Type	N-6
Entity Registrant Name	Ameritas Variable Separate Account V
Entity Central Index Key	0000783402
Entity Investment Company Type	N-6
Document Period End Date	May 23, 2023
Amendment Flag	false
Item 18. Portfolio Companies (N-6) [Text Block]

Effective May 1, 2023, the following information replaces the existing disclosure relating to current expenses in APPENDIX A: PORTFOLIO COMPANIES AVAILABLE UNDER THE POLICY in your Policy prospectus for the respective portfolio:

Portfolio Companies [Table Text Block]

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)	Current Expenses	Average Annual Total Returns As of 12/31/2022
			1 year	5 year	10 year
Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I	1.22%	-25.08%	-2.71%	0.59%
	Morgan Stanley Investment Management Inc. /
	Morgan Stanley Investment Management Company

No changes to footnotes.

Morgan Stanley V I F Emerging Markets Equity Portfolio Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
Portfolio Company Objective [Text Block]	Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc. /
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Company
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	(25.08%)
Average Annual Total Returns, 5 Years [Percent]	(2.71%)
Average Annual Total Returns, 10 Years [Percent]	0.59%